STOCK BASED COMPENSATION - Performance-based RSUs and DSUs (Details) shares in Thousands	12 Months Ended
Dec. 29, 2018 $ / shares shares
Performance-Based Restricted Stock Units
Number of RSUs
Granted | shares	1,426
Forfeited/cancelled | shares	(15)
Balance at the end | shares	1,411
Weighted Average Grant Date Fair Value
Granted (in dollars per share) | $ / shares	$ 31.74
Forfeited/cancelled (in dollars per share) | $ / shares	31.74
Balance at the end (in dollars per share) | $ / shares	$ 31.74
Restricted stock units (RSUs)
Number of RSUs
Granted | shares	7
Balance at the end | shares	7
Weighted Average Grant Date Fair Value
Granted (in dollars per share) | $ / shares	$ 17.00
Balance at the end (in dollars per share) | $ / shares	$ 17.00
Deferred stock units
Number of RSUs
Granted | shares	13
Balance at the end | shares	13
Weighted Average Grant Date Fair Value
Granted (in dollars per share) | $ / shares	$ 17.00
Balance at the end (in dollars per share) | $ / shares	$ 17.00